MINERAL INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of property plant and equipment
The estimated useful lives for assets and components that are depreciated on a straight line basis range from 2 to 20 years.

Depreciated Items	Useful Life
Computer equipment and software	2 - 5 years
Vehicles	3 - 5 years
Mining equipment	2 - 14 years
Ancillary facilities(1)	20 Years
Mineral interests and plant	UOP

(1)	The lessor of 20 years or life of mine (“LOM”).

	Mineral Interests
	Depletable	Non- Depletable(4)	Plant & Equipment	Total
Cost
Balance at January 1, 2017	$1,524,323	$637,644	$899,513	$3,061,480
Additions	47,952	43,184	141,011	232,147
Disposals	—	—	(8,204)	(8,204)
Transfers(1)	13,013	(13,402)	389	—
Change in reclamation provision	(3,347)	1,437	—	(1,910)
Balance at December 31, 2017	$1,581,941	$668,863	$1,032,709	$3,283,513
Accumulated depreciation and depletion
Balance at January 1, 2017	$(365,248)	$—	$(139,279)	$(504,527)
Additions(2)	(116,796)	(2,049)	(50,491)	(169,336)
Disposals	—	—	7,139	7,139
Transfers	—	—	—	—
Balance at December 31, 2017	$(482,044)	$(2,049)	$(182,631)	$(666,724)
Carrying amount at December 31, 2017	$1,099,897	$666,814	$850,078	$2,616,789

	Mineral Interests
	Depletable	Non- Depletable(4)	Plant & Equipment	Total
Cost
Balance at January 1, 2016	$714,011	$737,108	$595,377	$2,046,496
Acquired mineral interests(3)(4)	278,489	337,450	174,747	790,686
Additions	69,178	7,128	134,802	211,108
Disposals	—	—	(5,413)	(5,413)
Transfers	444,042	(444,042)	—	—
Change in reclamation provision	18,603	—	—	18,603
Balance at December 31, 2016	$1,524,323	$637,644	$899,513	$3,061,480
Accumulated depreciation and depletion
Balance at January 1, 2016	$(169,160)	$(121,000)	$(81,824)	$(371,984)
Additions	(75,088)	—	(61,933)	(137,021)
Disposals	—	—	4,478	4,478
Transfers (5)	(121,000)	121,000	—	—
Balance at December 31, 2016	$(365,248)	$—	$(139,279)	$(504,527)
Carrying amount at December 31, 2016	$1,159,075	$637,644	$760,234	$2,556,953

(1)
The resource statements published in January 2017 reflect an increase to the depletable base at the Timmins West mine of 72,904 ounces. These ounces were transferred from non-depletable to depletable mineral interests.

(2)	The resource statements published in January 2017 reflect a decrease to the in-situ ounces at the Timmins West mine which resulted in an impact of $2,049 to non-depletable mineral interests.

(3)	Acquired mineral interests relate to the acquisition of Lake Shore Gold on April 1, 2016.

(4)	Non-depletable mineral interests acquired as part of the acquisition of Lake Shore Gold on April 1, 2016 include the Whitney, Fenn-Gib and Juby projects, and other exploration potential

Summary of property plant and equipment by segment
A summary by segment of the carrying amount of mineral interests is as follows:

	Mineral Interests
	Depletable	Non- Depletable(2)	Plant & Equipment	December 31, 2017	December 31, 2016
Escobal	$486,592	$27,267	$262,506	$776,365	$785,888
La Arena	10,443	216,910	205,824	433,177	451,551
Shahuindo	295,513	58,587	173,725	527,825	482,685
Timmins mines(1)	307,349	364,050	208,023	879,422	836,829
	$1,099,897	$666,814	$850,078	$2,616,789	$2,556,953

(1)	The Timmins mines were acquired on April 1, 2016 as part of the Lake Shore Gold acquisition.

(2)	Non-depletable mineral interests include exploration and evaluation projects.

Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
The carrying amount of goodwill has been allocated to the following cash generating units (“CGUs”) and is included in the respective operating segment assets:

	La Arena II(1)	Timmins Exploration Potential(2)	Total
January 1, 2016	$57,468	$—	$57,468
Additions	—	54,617	54,617
December 31, 2016	$57,468	$54,617	$112,085
Additions	—	—	—
December 31, 2017	$57,468	$54,617	$112,085

(1)	The La Arena II CGU (previously "La Arena Sulphides") is included in the La Arena operating segment as non-depletable mineral interests.

(2)
The allocation of goodwill associated with the acquisition of Lake Shore Gold was allocated 100% to the Timmins Exploration Potential CGU which is included in the Timmins mines operating segment as non-depletable mineral interests.